Document and Entity Information Document	Aug. 14, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	iRhythm Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37918
Entity Tax Identification Number	20-8149544
Entity Address, Address Line One	699 8th Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	632-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	IRTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001388658
Amendment Flag	false
Current Fiscal Year End Date	--12-31